Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits
Schedule of group's employee welfare benefits expense	The following table presents the Group’s employee welfare benefits expense for the years ended December 31, 2019, 2020 and 2021 (in millions):

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Contributions to medical and pension schemes	903.4	769.4	1,463.8
Other employee benefits	631.8	766.8	1,044.5
	1,535.2	1,536.2	2,508.3